Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 15:	SUBSEQUENT EVENTS

On January 13, 2025, the Board of Directors of the Company adopted the following resolutions:

a.	Subject to shareholder's approval, the chairman of the Board will be entitled to receive a monthly compensation of $10 (plus applicable VAT) which will be paid retroactively since the date of the IPO.

b.	Subject to shareholder's approval, the remaining Board members (other than the chairman of the Board and the CEO) will be entitled to receive a quarterly fixed compensation in the amount of NIS 18 thousands (plus applicable VAT) per quarter which will be paid retroactively since the date of the IPO or from the date of appointment.

c.	Subject to shareholder's approval, a one-time bonus to the chairman of the Board in the amount of $40 (plus applicable VAT) for his substantial efforts in the IPO.

d.	An amendment to the Company's Share incentive Plan to include additional equity-based awards and the increase of the total number of shares that may be allocated pursuant to the Plan to 800,000 shares.

e.	Management's goals and target bonuses for 2025:

1.	152,502 RSUs to Company's CEO which will vest over 24 months commencing October 30, 2024. The grant of the RSUs is based on target goals.

2.	150,000 RSUs to Company's chairman of the Board which will vest over 24 months commencing October 30, 2024. The grant of the RSUs is based on target goals.

3.	60,000 RSUs to Company's CTO which will vest over 24 months commencing October 30, 2024. The grant of the RSUs is based on target goals.

4.	5,000 RSUs to Company's CFO which will vest over 36 months commencing October 30, 2024. The grant of the RSUs is based on target goals.

5.	5,000 RSUs to Company's CSO which will vest over 36 months commencing October 30, 2024. The grant of the RSUs is based on target goals.

6.	13,000 RSUs to Company's advisory Board members which will vest over 36 months commencing October 30, 2024.

7.	15,000 RSUs to Company's Board members (3,000 RSUs each member) which will vest over 36 months commencing October 30, 2024.